FURNITURE AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
Furniture And Equipment Tables
Furniture and equipment

Furniture and equipment consists of the following as of December 31:

	Year Ended December 31,
	2014	2013
Furniture and Fixtures	$11,218	$0
Less: Accumulated Depreciation	(745)	(0)
Net Property and Equipment	$10,474	$0